13000855

**Edwin Mecabe**
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

MAR 20 2013

Washington, DC 20549

CERT NYS
File No. 001-35074

March 20, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SUMMIT HOTEL PROPERTIES, INC., 7.125% Series C Cumulative Redeemable Preferred Stock, $0.01 par value per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 20, 2013. Tentative listing date – March 21, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5026
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